Bank Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Bank Premises and Equipment [Abstract]
Summary of bank premises and equipment

Bank premises and equipment are summarized as follows:

	Cost	Accumulated Depreciation & Amortization	Net Carrying Value
		(In thousands)
December 31, 2012
Premises (including land of $8,978)	$48,064	$(19,051)	$29,013
Furniture and equipment	21,311	(15,859)	5,452

	$69,375	$(34,910)	$34,465

December 31, 2011
Premises (including land of $8,883)	$48,691	$(18,710)	$29,981
Furniture and equipment	21,300	(17,054)	4,246

	$69,991	$(35,764)	$34,227